                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Brookside Capital Management, LLC*
                  ----------------------------------
Address:          111 Huntington Avenue
                  ----------------------------------
                  Boston, MA  02199
                  ----------------------------------

Form 13F File Number:   28-06625
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Roy Edgar Brakeman, III
                  --------------------------------------------
Title:            Managing Member
                  --------------------------------------------
Phone:            (617) 572-3000
                  --------------------------------------------

Signature, Place, and Date of Signing:
             /s/ Roy Edgar Brakeman, III     Boston, MA               2/14/02
             ---------------------------     ----------               -------
*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
                                            --------------

Form 13F Information Table Entry Total:           86
                                            --------------

Form 13F Information Table Value Total:        $2,314,658
                                            --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number       Name

      1       28-06946                   Brookside Capital Partners Fund, L.P.
    -----     --------------------       -------------------------------------

      2       28-06924                   Brookside Capital Investors, L.P.
    -----     --------------------       -------------------------------------

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    Form 13F Information Table as of 12/31/01

                                                                                      Investment  Other             Voting Authority
Name of Issuer                        Title of Class   Cusip     PRN amount (x$1000)  Discretion  Managers   Sole   Shares      None
ABERCROMBIE & FITCH CO                CL A             002896207  1,703,300  45,189      Sole                  X
ACE LTD                               ORD              G0070K103    400,000  16,060      Sole                  X
ADELPHI COMM BONDS 6%  2/15/06        SBDSC CV 6%06    006848B69  5,000,000   4,350      Sole                  X
ADELPHIA COMMUNICATIONS CORP          CL A             006848105  4,127,909 128,708      Sole                  X
ADVANCED NEUROMODULATION SYS          COM              00757T101    650,500  22,930      Sole                  X
ALPHA INDS INC                        COM              020753109    193,000   4,207      Sole                  X
AMDOCS LTD                            ORD              G02602103  4,617,650 156,862      Sole                  X
APPLIED MOLECULAR EVOLUTION INC       COM              03823E108     29,500     363      Sole                  X
ARIBA INC                             COM              04033V104  3,255,212  20,052      Sole                  X
ARTHROCARE CORP                       COM              043136100    145,000   2,600      Sole                  X
AT&T CORP                             COM              001957109  6,000,400 108,847      Sole                  X
AT&T WIRELESS SVCS INC                COM              00209A106  1,210,300  17,392      Sole                  X
AVAYA INC                             COM              053499109    940,000  11,421      Sole                  X
BALLYS TOTAL FITNESS HLDG CORP        COM              05873K108    613,400  13,225      Sole                  X
BEI MEDICAL SYS INC                   COM              05538E109  1,328,633   8,437      Sole                  X
CDW COMPUTER CTRS INC                 COM              125129106    300,000  16,113      Sole                  X
CITRIX SYS INC                        COM              177376100    271,000   6,141      Sole                  X
COMPAQ COMPUTER CORP                  COM              204493100  4,603,000  44,925      Sole                  X
COSTCO WHSL CORP NEW                  COM              22160K105    513,766  22,801      Sole                  X
COX COMMUNICATIONS INC                CL A             224044107    500,000  20,955      Sole                  X
CYBERONICS INC                        COM              23251P102    555,100  14,727      Sole                  X
DANAHER CORP DEL                      COM              235851102    162,900   9,824      Sole                  X
DELL COMPUTER CORP                    COM              247025109  1,206,007  32,779      Sole                  X
DIVINE INC                            CL A             255402109  1,267,535     938      Sole                  X
DOLLAR GEN CORP                       COM              256669102  4,382,700  65,302      Sole                  X
DURECT CORP                           COM              266605104  3,990,514  37,000      Sole                  X
ECHOSTAR COMMUNICATIONS NEW           CL A             278762109  1,560,000  42,853      Sole                  X
EDISON SCHOOLS INC                    COM              281033100    497,400   9,774      Sole                  X
ELOYALTY CORP                         COM              290151109    665,472   3,534      Sole                  X
EMISPHERE TECHNOLOGIES INC            COM              291345106    625,000  19,944      Sole                  X
FAIRCHILD SEMICONDUCTOR INTL          CL A             303726103    834,300  23,527      Sole                  X
FEDERATED INVS INC PA                 CL B             314211103    216,200   6,892      Sole                  X
FOOT LOCKER INC                       COM              344849104  1,321,800  20,686      Sole                  X
FEDERAL HOME LN MTG CORP              COM              313400301  3,200,000 209,280      Sole                  X
GENESIS MICROCHIP INC                 COM              371933102    359,900  23,797      Sole                  X
GREY GLOBAL GROUP INC                 COM              39787M108     75,548  50,372      Sole                  X
HOMESTORE COM INC                     COM              437852106    899,900   1,620      Sole                  X
ILLINOIS TOOL WKS INC                 COM              452308109    325,900  22,070      Sole                  X
IMPAX LABORATORIES INC                COM              45256B101  1,250,000  16,800      Sole                  X
IMS HEALTH INC                        COM              449934108    826,000  16,115      Sole                  X
INSIGHT ENTERPRISES INC               COM              45765U103    950,885  23,392      Sole                  X
INTERMUNE INC                         COM              45884X103    207,800  10,236      Sole                  X
INTERPUBLIC GROUP COS INC             COM              460690100    700,176  20,683      Sole                  X
IONA TECHNOLOGIES PLC SPONSORED ADR   ADR              46206p109    352,073   6,919      Sole                  X
KOPIN CORP                            COM              500600101    286,500   4,011      Sole                  X
LAMAR ADVERTISING CO                  CL A             512815101    577,500  24,451      Sole                  X
LEXMARK INTL NEW                      CL A             529771107  1,975,200 116,537      Sole                  X
LIBERTY MEDIA CORP NEW                COM SER A        530718105  1,342,400  18,794      Sole                  X
LUCENT TECHNOLOGIES INC               COM              549463107    977,700   6,160      Sole                  X
MECATOR SOFTWARE INC                  COM              587587106  1,901,384  15,896      Sole                  X
MERCURY INTERACTIVE CORP              COM              589405109  3,426,700 116,439      Sole                  X
MERRILL LYNCH & CO INC                COM              590188108    450,000  23,454      Sole                  X
NETWORKS ASSOCS INC                   COM              640938106  1,782,165  46,069      Sole                  X
NOVEN PHARMACEUTICALS INC             COM              670009109    163,800   2,907      Sole                  X
OSI PHARMACEUTICALS INC               COM              671040103    126,500   5,786      Sole                  X
PEREGRINE SYSTEMS INC                 COM              71366Q101    827,700  12,275      Sole                  X
PRUDENTIAL FINL INC                   COM              744320102    400,000  13,276      Sole                  X
REEBOK INTL LTD                       COM              758110100  1,911,000  50,642      Sole                  X
RITA MED SYS INC DEL                  COM              76774E103    325,000   2,168      Sole                  X
SALIX PHARMACEUTICALS LTD             ORG              795435106    442,900   8,969      Sole                  X
SERENA SOFTWARE INC                   COM              817492101  1,163,525  25,295      Sole                  X
SERONO SA SPONSOFED ADR               ADR              81752M101    500,000  11,095      Sole                  X
SIEBEL SYS INC                        COM              826170102  2,359,388  66,016      Sole                  X
SILGAN HOLDINGS INC                   COM              827048109    638,750  16,710      Sole                  X
STEEL DYNAMICS INC                    COM              858119100  1,206,500  14,007      Sole                  X
STILLWEL FINANCIAL INC                COM              860831106    500,100  13,613      Sole                  X
STORAGE NETWORKS INC                  COM              86211E103    385,000   2,379      Sole                  X
SUPPORT COM INC                       COM              868587106    326,500   2,047      Sole                  X
TECHNOLOGY SOLUTIONS CO               COM              87872T108  2,707,200   6,010      Sole                  X
TEKELEC                               COM              879101103    738,800  13,380      Sole                  X
TEKELEC 3.25% 11/2/04 NC3             SBDSC CV 3.25%04 879101AA1 20,000,000  23,075      Sole                  X
TRIQUINT SEMICONDUCTOR INC            COM              89674K103    451,300   5,533      Sole                  X
UROLOGIX INC                          COM              917273104     87,000   1,744      Sole                  X
US BANCORP DEL                        COM NEW          902973304  6,850,000 143,371      Sole                  X
VARIAGENICS INC                       COM              922196100    108,069     333      Sole                  X
VESTCOM INTL INC                      COM              924904105  1,150,700   2,509      Sole                  X
VIDAMED INC                           COM              926530106    344,500   2,694      Sole                  X
VIGNETTE CORP                         COM              926734104  1,875,200  10,070      Sole                  X
VISIBLE GENETICS INC                  COM              92829S104    106,800   1,191      Sole                  X
WALGREEN CO                           COM              931422109    204,000   6,867      Sole                  X
WATERS CORPORATION                    COM              941848103    848,300  32,872      Sole                  X
WATSON PHARMACEUTICALS INC            COM              942683103    293,000   9,197      Sole                  X
WEBEX COMMUNICATIONS INC              COM              94767L109    286,200   7,112      Sole                  X
WILLIAMS SONOMA INC                   COM              969904101    300,000  12,870      Sole                  X
WOMENS FIRST HEALTHCARE               COM              978150100    750,000   7,493      Sole                  X
ZALE CORP                             COM              988858106  1,162,900  48,702      Sole                  X